Dispositions	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

8. Dispositions

Discontinued Operations

2014 Activity:

New York

On December 18, 2014, we completed the sale of 1740 Broadway, a 601,000 square foot office building in Manhattan for $605,000,000. The sale resulted in net proceeds of approximately $580,000,000, after closing costs, and resulted in a financial statement gain of approximately $441,000,000. The tax gain of approximately $484,000,000, was deferred in like-kind exchanges, primarily for the acquisition of the St. Regis Fifth Avenue retail (see Note 4 – Acquisitions).

Retail Properties

On February 24, 2014, we completed the sale of Broadway Mall in Hicksville, Long Island, New York, for $94,000,000. The sale resulted in net proceeds of $92,174,000 after closing costs.

On March 2, 2014, we entered into an agreement to transfer upon completion, the redeveloped Springfield Town Center, a 1,350,000 square foot mall located in Springfield, Fairfax County, Virginia, to Pennsylvania Real Estate Investment Trust (NYSE: PEI) (“PREIT”) in exchange for $465,000,000 comprised of $340,000,000 of cash and $125,000,000 of PREIT operating partnership units. In connection therewith, we recorded a non-cash impairment loss of $20,000,000 in the first quarter of 2014, which is included in “income from discontinued operations” on our consolidated statements of income. The redevelopment was substantially completed in October 2014, at which time we reclassified the assets, liabilities and financial results to discontinued operations, and the transfer of the property to PREIT was completed on March 31, 2015.

On July 8, 2014, we completed the sale of Beverly Connection, a 335,000 square foot power shopping center in Los Angeles, California, for $260,000,000, of which $239,000,000 was cash and $21,000,000 was 10-year mezzanine seller financing. The sale resulted in a net gain of $44,155,000, which was recognized in the third quarter of 2014.

In addition to the above, during 2014, we sold six of the 22 strip shopping centers which did not fit UE's strategy (see Note 1 – Organization and Business), in separate transactions, for an aggregate of $66,410,000 in cash, which resulted in a net gain aggregating $22,500,000.

2013 Activity:

New York

On December 17, 2013, we sold 866 United Nations Plaza, a 360,000 square foot office building in Manhattan for $200,000,000. The sale resulted in net proceeds of $146,439,000 after repaying the existing loan and closing costs, and a net gain of $127,512,000.

Retail Properties

On January 24, 2013, we sold the Green Acres Mall located in Valley Stream, New York, for $500,000,000. The sale resulted in net proceeds of $185,000,000 after repaying the existing loan and closing costs, and a net gain of $202,275,000.

On April 15, 2013, we sold The Plant, a power strip shopping center in San Jose, California, for $203,000,000. The sale resulted in net proceeds of $98,000,000 after repaying the existing loan and closing costs, and a net gain of $32,169,000.

On April 15, 2013, we sold a retail property in Philadelphia, which is a part of the Gallery at Market Street, for $60,000,000. The sale resulted in net proceeds of $58,000,000, and a net gain of $33,058,000.

On September 23, 2013, we sold a retail property in Tampa, Florida for $45,000,000, of which our 75% share was $33,750,000. Our share of the net proceeds after repaying the existing loan and closing costs were $20,810,000, and our share of the net gain was $8,728,000.

In addition to the above, during 2013, we sold 12 other properties, in separate transactions, for an aggregate of $82,300,000, in cash, which resulted in a net gain aggregating $7,851,000.

8. Dispositions - continued

2012 Activity:

Washington, DC

On July 26, 2012, we sold 409 Third Street S.W., a 409,000 square foot office building in Washington, DC, for $200,000,000, which resulted in a net gain of $126,621,000.

On November 7, 2012, we sold three office buildings (“Reston Executive”) located in suburban Fairfax County, Virginia, containing 494,000 square feet for $126,250,000, which resulted in a net gain of $36,746,000.

Merchandise Mart

On January 6, 2012, we sold the 350 West Mart Center, a 1.2 million square foot office building in Chicago, Illinois, for $228,000,000, which resulted in a net gain of $54,911,000.

On June 22, 2012, we sold the L.A. Mart, a 784,000 square foot showroom building in Los Angeles, California, for $53,000,000, of which $18,000,000 was cash and $35,000,000 was nine-month seller financing at 6.0%, which was paid on December 28, 2012.

On July 26, 2012, we sold the Washington Design Center, a 393,000 square foot showroom building in Washington, DC and the Canadian Trade Shows, for an aggregate of $103,000,000. The sale of the Canadian Trade Shows resulted in an after-tax net gain of $19,657,000.

On December 31, 2012, we sold the Boston Design Center, a 554,000 square foot showroom building in Boston, Massachusetts, for $72,400,000, which resulted in a net gain of $5,252,000.

Retail Properties

In 2012, we sold 12 other properties in separate transactions, for an aggregate of $157,000,000, which resulted in a net gain aggregating $22,266,000.

In accordance with the provisions of ASC 360, Property, Plant, and Equipment, we have reclassified the revenues and expenses of all of the properties discussed above to “income from discontinued operations” and the related assets and liabilities to “assets related to discontinued operations” and “liabilities related to discontinued operations” for all of the periods presented in the accompanying financial statements. The net gains resulting from the sale of these properties are included in “income from discontinued operations” on our consolidated statements of income. The tables below set forth the assets and liabilities related to discontinued operations at December 31, 2014 and 2013, and their combined results of operations for the years ended December 31, 2014, 2013 and 2012.

	Assets Related to		Liabilities Related to
(Amounts in thousands)	Discontinued Operations as of		Discontinued Operations as of
	December 31,		December 31,
	2014	2013	2014	2013
Retail	$2,238,474	$2,497,918	$1,511,362	$1,441,853
New York	-	138,162	-	-
Total	$2,238,474	$2,636,080	$1,511,362	$1,441,853

(Amounts in thousands)		For the Year Ended December 31,
		2014	2013	2012
Total revenues		$394,056	$499,964	$581,392
Total expenses		275,828	312,675	418,653
		118,228	187,289	162,739
Net gains on sales of real estate		507,192	414,502	245,799
Impairment losses		(41,474)	(37,170)	(127,839)
Gain on sale of Canadian Trade Shows, net of $11,448 of income taxes		-	-	19,657
Gain on sale of assets other than real estate		-	1,377	8,491
Income from discontinued operations		$583,946	$565,998	$308,847